Accounts receivable, net (Tables)	6 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Accounts receivable, gross	$165,818	$458,104
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$165,818	$458,104